Leases - Schedule of Balances for the Operating Leases (Details)	Dec. 31, 2025 USD ($)
Schedule of Balances for the Operating Leases [Abstract]
FY2026	$ 113,920
Total lease payment	113,920
less: imputed interest	(2,950)
Total lease liabilities	$ 110,970